CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
NET REVENUES	$ 8,360	$ 4,007	$ 101
COST OF REVENUES	2,837	2,126
GROSS PROFIT	5,523	1,881	101
RESEARCH AND DEVELOPMENT EXPENSES, net	24,862	32,969	25,241
SELLING, MARKETING AND BUSINESS DEVELOPMENT EXPENSES	12,486	12,014	1,555
GENERAL AND ADMINISTRATIVE EXPENSES	7,506	8,025	3,848
OTHER EXPENSES		845
OPERATING LOSS	39,331	51,972	30,543
FINANCIAL INCOME	678	6,505	1,548
FINANCIAL EXPENSES	167	77	375
FINANCIAL INCOME, net	511	6,428	1,173
LOSS AND COMPREHENSIVE LOSS FOR THE PERIOD	$ 38,820	$ 45,544	$ 29,370
LOSS PER ORDINARY SHARE (U.S. dollars):
Basic (in dollars per share)	$ 0.17	$ 0.26	$ 0.23
Diluted (U.S. dollars)	$ 0.17	$ 0.26	$ 0.24
WEIGHTED AVERAGE OF ORDINARY SHARES (in thousands)	231,204	176,579	128,514